Non-controlling interest ("NCI") (Tables)	12 Months Ended
Dec. 31, 2024
Non Controlling Interest [Abstract]
Disclosure of detailed information about non-controlling interest [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	-	-
NCI assumed in Acquisition (note 6)	1,890	-
Net earnings attributable to NCI	2,423	-
Balance, end of year	4,313	-